UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-3904_

Value Line Tax Exempt Fund, Inc.

(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: February 29, 2008

Date of reporting period: February 29, 2008

Item I. Reports to Stockholders.

     A copy of the Annual Report to Stockholders for the period ended 2/29/08 is included with this Form.

INVESTMENT ADVISER	Value Line, Inc. 220 East 42nd Street New York, NY 10017-5891

DISTRIBUTOR	Value Line Securities, Inc. 220 East 42nd Street New York, NY 10017-5891

CUSTODIAN BANK	State Street Bank and Trust Co. 225 Franklin Street Boston, MA 02110

SHAREHOLDER SERVICING AGENT	State Street Bank and Trust Co. c/o BFDS P.O. Box 219729 Kansas City, MO 64121-9729

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY10017

LEGAL COUNSEL	Peter D. Lowenstein, Esq. 496 Valley Road Cos Cob, CT 06807-0272

DIRECTORS	Jean Bernhard Buttner John W. Chandler Frances T. Newton Francis C. Oakley David H. Porter Paul Craig Roberts Nancy-Beth Sheerr

OFFICERS
Jean Bernhard Buttner
Chairman and President
David T. Henigson
Vice President, Secretary/
Chief Compliance Officer
Stephen R. Anastasio
Treasurer
Howard A. Brecher
Assistant Secretary/
Assistant Treasurer

This report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#541513

ANNUAL REPORT

February 29, 2008

The Value Line
Tax Exempt
Fund, Inc.

The Value Line Tax Exempt Fund, Inc.

To Our Value Line

To Our Shareholders (unaudited):

For the twelve-months ended February 29, 2008, the total return of The Value Line Tax Exempt Fund was –8.03%. Over the same time period, the Lehman Brothers Municipal Bond Index reported a return of –1.18%. (1)

Sectors with higher quality, like general obligation and essential service revenue bonds were the top performing groups in the Lehman Brothers Municipal Bond Index. Bonds with municipal bond insurance underperformed the market when it was revealed that the insurance companies had also insured Collateralized Debt Obligations (CDOs) and other speculative mortgage bonds. This put their triple A ratings in jeopardy. As a result, all insured bonds declined in value during the past year, regardless of their underlying credit. The Value Line Tax Exempt Fund had 76 percent of its market value invested in insured municipal bonds. Insured bonds have traditionally been viewed as one of the safest sectors of tax-exempt bonds and have traded well because of the strong demand for insured paper by individual investors as well as mutual funds. In addition, all of the insured bonds in The Value Line Tax Exempt Fund have underlying credit ratings of A or better and therefore were investment grade as of February 29, 2008. When the market begins to adjust its perception of insured municipal bonds, we believe that the Value Line Tax Exempt Fund will perform well based on the underlying strength of the bonds in its portfolio. As of February 29, 2008, the Lehman Brothers Municipal Bond Index reported 34 percent of its market value was in insured bonds.

Going forward, the Fund will be looking to identify sectors that have suffered more price erosion than warranted and may offer buying opportunities. Two sectors that may offer solid price return potential are the transportation and education sectors. The Fund may add to these sectors when market conditions warrant. Our goal remains to provide a maximum level of income exempt from Federal income taxes while avoiding undue risk to principal. Thank you for your investment with us.

Sincerely,

Jean Bernhard Buttner
Chairman and President

April 8, 2008

(1)	The Lehman Brothers Municipal Bond Index is a total-return performance benchmark for the long-term, investment-grade, tax-exempt bond market. The return for the Index does not reflect charges, expenses, or taxes, and it is not possible to directly invest in this Index.

The Value Line Tax Exempt Fund, Inc.

Tax Exempt Fund Shareholders

Economic Observations (unaudited)

The year-ahead economic outlook is growing increasingly guarded, with weakness now present in the major consumer and industrial markets. What’s more, there is no quick or easy cure for what ails the economy, with softness likely to continue in housing, retailing, and employment. The economy, which began to slow noticeably during the final quarter of 2007, when gross domestic product growth slowed to a minuscule 0.6%, is likely to weaken further through at least midyear. Indeed, we believe that the country is already in a recession.

Meanwhile, even with a somewhat better second half, a modest rate of business growth for the year as a whole is about the best that we can now expect. In fact, even that cautious forecast assumes that there will be no exogenous shocks to the system, such as a worsening of the situation in the Middle East or a further surge in oil prices. Either of these events, along with a worsening of the housing slump or a serious miscalculation by the Federal Reserve on the monetary front, might prove sufficiently troubling to almost assure that the mild business downturn that we believe is in place would become a fairly serious recession.

Currently, inflation is trending higher due to rising energy, food, and commodity costs. Adequate supplies of raw materials should help keep the costs of production under some control, though, suggesting that a major surge in pricing is not in the offing just yet. We caution, however, that as the pace of economic growth accelerates after 2008 and 2009, an increase in pricing pressures may emerge. Absent a stronger long-term business expansion than we now forecast, or a ratcheting up in oil prices, inflation should be held in relative check through the early years of the next decade.

The Value Line Tax Exempt Fund, Inc.

(unaudited)

The following graph compares the performance of The Value Line Tax Exempt Fund, Inc. to that of the Lehman Brothers Municipal Bond Index. The Value Line Tax Exempt Fund, Inc. is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The return for the Index does not reflect charges, expenses or taxes but do include the reinvestment of dividends. The comparison is shown for illustrative purposes only.

Comparison of a Change in Value of a $10,000 Investment
in The Value Line Tax Exempt Fund, Inc.
and the Lehman Brothers Municipal Bond Index*

*	The Lehman Brothers Municipal Bond Index is representative of the broad based fixed income market. It includes long term investment grade tax exempt bonds. The return for the Index does not reflect charges, expenses, or taxes, and it is not possible to directly invest in this unmanaged Index. The return for the Index does not reflect expenses which are deducted from the Fund’s return.

Performance Data:**

	Average Annual Total Return	Growth of an Assumed Investment of $10,000
1 year ended 2/29/08	(8.03)%	$9,197
5 years ended 2/29/08	1.16%	$10,596
10 years ended 2/29/08	2.99%	$13,425

**	The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Value Line Tax Exempt Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 through February 29, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/07	Ending account value 2/29/08	Expenses* paid during period 9/1/07 thru 2/29/08
Actual	$1,000.00	$946.00	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	$3.27

*	Expenses are equal to the Fund’s annualized expense ratio of 0.65% multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

The Value Line Tax Exempt Fund, Inc.

Portfolio Highlights at February 29, 2008 (unaudited)

Ten Largest Long-Term Holdings

Issue	Principal Amount	Value	Percentage of Fund’s Net Assets
Wayne Charter County Michigan Airport Revenue Bonds, AMT, MBIA Insured, 5.00%, 12/1/19	$4,680,000	$4,530,895	5.0%
Municipal Finance Agency, General Obligation Unlimited, Refunding, Ser. C, CIFG Insured, 5.25%, 8/1/22	$4,450,000	$4,339,996	4.8%
Northern Illinois Municipal Power Agency, Power Project Revenue, Revenue Bonds, Prairie State Project, Ser. A, MBIA Insured, 5.00%, 1/1/20	$4,305,000	$4,278,137	4.8%
District of Columbia, General Obligation Unlimited, Ser. B, AMBAC Insured, 5.25%, 6/1/18	$4,000,000	$4,197,720	4.7%
Port Authority New York and New Jersey, Revenue Bond, One Hundred Thirty Eight, FGIC Insured, 5.00%, 12/1/14	$3,875,000	$4,028,411	4.5%
Los Angeles California Department Water And Power Waterworks Revenue, Revenue Bond, System Subser A-1, 5.00%, 7/1/40	$4,250,000	$3,978,765	4.4%
Bay Area Toll Authority, California Toll Bridge Revenue, Revenue Bond, Ser. F, 5.00%, 4/1/31	$4,000,000	$3,861,720	4.3%
Lodi Unified School District, School Facilities Improvement District No. 1, General Obligation Unlimited, Election of 2006, FSA Insured, 5.00%, 8/1/28	$3,865,000	$3,782,559	4.2%
Pennsylvania Housing Finance Agency, Revenue Bond, AMT, Single Family Mortgage, Ser. 92-A, 4.75%, 4/1/31	$4,300,000	$3,704,794	4.1%
Michigan State Building Authority Revenue, Revenue Bond, FGIC Insured, 0.00%, 10/15/25	$10,000,000	$3,333,600	3.7%

Asset Allocation — Percentage of Fund’s Net Assets

Quality Diversification—Credit Quality expressed as a Percentage of Fund’s Net Assets as of 2/29/08

Aaa/AAA	68.4%
Aa1	0.2%
Aa2	5.7%
Aa3	8.8%
A1	6.1%
A	2.4%
Short-Term Investments	0.7%
Total Investments	92.3%
Cash and other assets in excess of liabilities	7.7%
Total Net Assets	100.0%

Source: Moody’s ratings, defaulting to S&P when not rated.
Credit Quality is subject to change.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments	February 29, 2008

Principal Amount		Rating (unaudited)	Value

LONG-TERM MUNICIPAL SECURITIES (91.6%)
	ALASKA (3.2%)
$ 3,165,000	Alaska State Housing Finance Corporation, Revenue Bond, AMT, 1st Ser. Veterans Mortgage Program A-2, 5.20%, 6/1/33	Aaa	$2,887,240
	ARKANSAS (1.2%)
	Arkansas State Development Financing Authority, Economic Development Revenue Bonds, Ser. B, ADFA/ADED Guaranteed:
300,000	4.25%, 3/1/15	A*	292,143
500,000	4.30%, 3/1/16	A*	482,160
300,000	4.35%, 3/1/17	A*	286,437
			1,060,740
	CALIFORNIA (21.0%)
4,000,000	Bay Area Toll Authority, California Toll Bridge Revenue, Revenue Bond, Ser. F, 5.00%, 4/1/31	Aa3	3,861,720
1,450,000	California Housing Finance Agency Revenue, Revenue Bond, AMT, Home Mortgage, Ser. E, 4.70%, 8/1/24	Aa2	1,326,431
800,000	California State Department Water Resources Power Supply Revenue, Revenue Bond, AMBAC Insured, 5.50%, 5/1/15	Aaa	849,032
1,175,000	Folsom Cordova California Unified School District, School Facilities Improvement District No. 3, General Obligation Unlimited, Capital Appreciation, Election of 2007, Ser. A, MBIA Insured, 0.00%, 10/1/21(1)	Aaa	539,560
3,865,000	Lodi Unified School District, School Facilities Improvement District No. 1, General Obligation Unlimited, Election of 2006, FSA Insured, 5.00%, 8/1/28	AAA*	3,782,559
4,250,000	Los Angeles California Department Water And Power Waterworks Revenue, Revenue Bond, System Subser A-1, 5.00%, 7/1/40	Aaa	3,978,765
150,000	Port Oakland California Revenue Bonds, Refunding, Intermediate Lien, Ser. A, MBIA Insured, 5.00%, 11/1/12	Aaa	156,801
	Sacramento City Financing Authority, Revenue Bonds, Capital Improvements, 300 Richards Boulevard, Ser. C, AMBAC Insured:
70,000	5.00%, 12/1/22	Aaa	69,061
120,000	5.00%, 12/1/23	Aaa	117,179
2,400,000	San Francisco California Bay Area Rapid Transit District, Sales Tax Revenue, Revenue Bond, Ser. A, MBIA Insured, 5.00%, 7/1/34	Aaa	2,280,288
3,885,000	San Mateo County, California Community College District, General Obligation Unlimited, Capital Appreciation, Election of 2005, Ser. B, MBIA Insured, 0.00%, 9/1/21(1)	Aaa	1,851,164
			18,812,560

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments

Principal Amount		Rating (unaudited)	Value
	DISTRICT OF COLUMBIA (6.8%)
$ 4,000,000	District of Columbia, General Obligation Unlimited, Ser. B, AMBAC Insured, 5.25%, 6/1/18	Aaa	$4,197,720
1,800,000	Metropolitan Washington District of Columbia Airport Authority Systems, Revenue Bonds, AMT, Ser. A, MBIA Insured, 5.50%, 10/1/16	Aaa	1,914,966
			6,112,686
	FLORIDA (7.2%)
1,000,000	Cape Coral Florida Utility Improvement Assessment, Southwest 4 Area, MBIA Insured, 4.50%, 7/1/18	Aaa	969,370
3,250,000	County of Miami-Dade Florida, Water and Sewer Revenue, Revenue Bond, FSA Insured, 5.00%, 10/1/24	AAA*	3,206,613
1,080,000	Hillsborough County School Board Certificates of Participation, Master Lease Program, MBIA Insured, 5.00%, 7/1/22	Aaa	1,044,511
250,000	Hillsborough County School District Sales Tax, Revenue Bonds, Refunding, AMBAC Insured, 5.00%, 10/1/20	Aaa	250,850
1,000,000	Polk County Florida Public Facilities, Revenue Bonds, MBIA Insured, 5.00%, 12/1/21	Aaa	984,490
			6,455,834
	ILLINOIS (7.3%)
2,000,000	Cook County General Obligation Unlimited, Ser. A, MBIA Insured, 6.25%, 11/15/13	Aaa	2,276,240
4,305,000	Northern Illinois Municipal Power Agency, Power Project Revenue, Revenue Bonds, Prairie State Project, Ser. A, MBIA Insured, 5.00%, 1/1/20	Aaa	4,278,137
			6,554,377
	INDIANA (3.3%)
2,575,000	Office Building Commission, Capital Complex, Revenue Bonds, Ser. B, MBIA Insured, 7.40%, 7/1/15	Aaa	3,008,656
	IOWA (2.0%)
2,035,000	Des Moines Water Revenue Bonds, MBIA Insured, 4.13%, 12/1/23	Aaa	1,787,137
	LOUISIANA (1.3%)
1,200,000	St. Tammany Parish Sales Tax District No. 3, Revenue Bonds, CIFG Insured, 5.00%, 6/1/24	A+*	1,142,412
	MICHIGAN (8.9%)
10,000,000	Michigan State Building Authority Revenue, Revenue Bond, FGIC Insured, 0.00%, 10/15/25(1)	A1	3,333,600
175,000	State Building Authority, State Police Commission System, Revenue Bonds, MBIA Insured, 4.65%, 10/1/19	Aaa	171,841

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

February 29, 2008

Principal Amount		Rating (unaudited)	Value
$ 4,680,000	Wayne Charter County Michigan Airport Revenue Bonds, AMT, MBIA Insured, 5.00%, 12/1/19	Aaa	$4,530,895
			8,036,336
	NEW JERSEY (2.4%)
2,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bond, Transportation System, Ser. B, FGIC Insured, 5.50%, 12/15/20	A1	2,124,660
	NEW YORK (9.0%)
1,525,000	New York State Dormitory Authority, Revenue Bonds, University of Rochester, Ser. A-2, MBIA-IBC Insured, 4.65%, 7/1/39	Aaa	1,122,751
3,000,000	New York State Urban Development Corporation Revenue, Revenue Bond, State Personal Income Tax, Ser. A1, 5.00%, 12/15/26	AAA*	2,963,790
3,875,000	Port Authority New York and New Jersey, Revenue Bond, One Hundred Thirty Eight, FGIC Insured, 5.00%, 12/1/14	Aa3	4,028,411
			8,114,952
	NORTH DAKOTA (0.2%)
150,000	State Water Commission Revenue, Water Development & Management Program, Ser. B, MBIA Insured, 5.00%, 8/1/25	Aaa	147,595
	OHIO (0.1%)
45,000	Housing and Community Service Department, Single-Family Revenue Bonds, Ser. A-2, 5.50%, 9/1/22	Aaa	45,758
	PENNSYLVANIA (5.7%)
4,300,000	Pennsylvania Housing Finance Agency, Revenue Bond, AMT, Single Family Mortgage, Ser. 92-A, 4.75%, 4/1/31	Aa2	3,704,794
1,400,000	Philadelphia Airport Revenue Bonds, Refunding, AMT, Ser. B, FSA Insured, 5.00%, 6/15/16	Aaa	1,448,118
			5,152,912
	PUERTO RICO (7.9%)
4,450,000	Municipal Finance Agency, General Obligation Unlimited, Refunding, Ser. C, CIFG Insured, 5.25%, 8/1/22	Aaa	4,339,996
24,860,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Bonds, Capital Appreciation, Ser. A, AMBAC Insured, 0.00%, 7/1/43(1)	Aaa	2,738,826
			7,078,822
	SOUTH CAROLINA (1.2%)
1,350,000	State Highway, General Obligation Unlimited, Ser. A, 3.00%, 8/1/20	Aaa	1,126,143
	TENNESSEE (0.1%)
90,000	Housing Development Agency, AMT, Homeownership, Revenue Bonds, Remarketing, 5.00%, 7/1/17	Aa2	91,357

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments

Principal Amount		Rating (unaudited)	Value
	TEXAS (2.2%)
$ 300,000	Houston Texas Community College Systems Public Facility Corp., Lease Revenue Bonds, Northline Mall Campus Project, AMBAC Insured, 5.00%, 4/15/20	Aaa		$304,752
1,000,000	North Forest Independent School District, General Obligation Unlimited, Schoolhouse, Refunding, PSF Guaranteed, 5.00%, 8/15/21	Aaa		1,009,870
500,000	Nueces River Authority, Water Supply Revenue Bonds, Corpus Christi Project, FSA Insured, 5.00%, 7/15/25	Aaa		491,990
170,000	State Public Finance Authority, General Obligation Unlimited, Refunding, Ser. B, 5.00%, 10/1/18	Aa1		177,842
				1,984,454
	VIRGINIA (0.6%)
500,000	Tobacco Settlement Financing Corporation, Revenue Bonds, Asset-Backed, 5.25%, 6/1/19	Aaa		526,355
	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $89,400,795)			82,250,986

SHORT-TERM MUNICIPAL SECURITIES (0.7%)
	TEXAS (0.2%)
200,000	Harris County Texas Industrial Development Corporation Solid Waste Disposal Revenue, Revenue Bonds, Daily Exxon Project, 3.19%, 3/3/08(2)	VMIG1		200,000
	WYOMING (0.5%)
400,000	Lincoln County Wyoming Pollution Control, Revenue Bonds, Exxon Project, 3.09%, 3/3/08(2)	P-1		400,000
	TOTAL SHORT-TERM MUNICIPAL SECURITIES (Cost $600,000)			600,000
	TOTAL MUNICIPAL SECURITIES (92.3%) (Cost $90,000,795)			82,850,986
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (7.7%)		6,901,495
	NET ASSETS (100.0%)			$89,752,481
	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING SHARE ($89,752,481 ÷ 9,665,374 shares outstanding)			$9.29

*	Rated by Moody’s Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor’s.

(1)	Zero coupon bond.

(2)	Variable rate demand notes are considered short-term obligations. Interest rates change on reset date. These securities are payable on demand on interest rate reset dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of February 29, 2008.

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Statement of Assets and Liabilities
at February 29, 2008

Assets:
Investment securities, at value (Cost—$90,000,795)	$82,850,986
Cash	3,219,651
Receivable for securities sold	8,922,310
Interest receivable	875,500
Prepaid expenses	21,452
Total Assets	95,889,899

Liabilities:
Payable for securities purchased	5,721,523
Payable for capital shares repurchased	220,961
Dividends payable to shareholders	82,950
Accrued expenses:
Advisory fee	39,434
Directors’ fees and expenses	3,011
Other	69,539
Total Liabilities	6,137,418
Net Assets	$89,752,481

Net assets consist of:
Capital stock, at $0.01 par value (authorized 65,000,000, outstanding 9,665,374 shares)	$96,654
Additional paid-in capital	98,753,704
Distributions in excess of net investment income	(23,102)
Accumulated net realized loss on investments	(1,924,966)
Net unrealized depreciation on investments	(7,149,809)
Net Assets	$89,752,481
Net Asset Value, Offering and Redemption Price per Outstanding Share ($89,752,481 ÷ 9,665,374 shares outstanding)	$9.29

Statement of Operations
for the Year Ended February 29, 2008

Investment Income:
Interest	$4,558,964

Expenses:
Advisory fee	508,765
Service and distribution plan fees	254,382
Custodian fees	50,010
Transfer agent fees	39,209
Printing and postage	33,632
Registration and filing fees	19,594
Professional fees	17,252
Directors’ fees and expenses	7,526
Telephone	3,711
Insurance	1,943
Other	12,731
Total Expenses Before Custody Credits and Fees Waived	948,755
Less: Service and Distribution Plan Fees Waived	(254,382)
Less: Custody Credits	(34,970)
Net Expenses	659,403
Net Investment Income	3,899,561
Net Realized and Unrealized Loss on Investments:
Net Realized Loss	(1,865,668)
Change in Net Unrealized Appreciation/(Depreciation)	(10,083,925)
Net Realized Loss and Change in Net Unrealized Appreciation/(Depreciation) on Investments	(11,949,593)
Net Decrease in Net Assets From Operations	$(8,050,032)

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Statement of Changes in Net Assets
for the Year Ended February 29, 2008 and for the Year Ended February 28, 2007

	Year Ended February 29, 2008	Year Ended February 28, 2007
Operations:
Net investment income	$3,899,561	$4,223,976
Net realized gain/(loss) on investments	(1,865,668)	744,743
Change in net unrealized appreciation/(depreciation)	(10,083,925)	105,402
Net increase (decrease) in net assets from operations	(8,050,032)	5,074,121
Distributions to Shareholders:
Net investment income	(3,899,521)	(4,223,976)
Net realized gain from investment transactions	(577,113)	(909,947)
Total Distributions	(4,476,634)	(5,133,923)
Capital Share Transactions:
Proceeds from sale of shares	1,097,660	2,218,574
Proceeds from reinvestment of distributions to shareholders	3,261,127	3,709,204
Cost of shares repurchased	(11,582,427)	(13,842,987)
Decrease from capital share transactions	(7,223,640)	(7,915,209)
Total Decrease in Net Assets	(19,750,306)	(7,975,011)
Net Assets:
Beginning of year	109,502,787	117,477,798
End of year	$89,752,481	$109,502,787
Distributions in excess of net investment income, at end of year	$(23,102)	$(23,142)

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements	February 29, 2008

1.	Significant Accounting Policies

The Value Line Tax Exempt Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, comprised of The National Bond Portfolio. The primary investment objective of the Fund is to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal by investing primarily in investment-grade municipal securities. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state or region. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A)    Security Valuation:    The investments are valued each business day at market value using prices supplied by an independent pricing service (the “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available will be valued in good faith at their fair value using methods determined by the Board of Directors.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

(B)    Distributions:    It is the policy of the Fund to declare dividends daily from net investment income. Dividends credited to a shareholder’s account are paid monthly. Income earned by the Fund on weekends, holidays, and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. The Fund expects to distribute any net realized capital gains at least annually.

The amount of dividends and distributions from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.

(C)    Federal Income Taxes:    It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements

No. 109” (the “Interpretation” or “FIN 48”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. As of February 29, 2008, management has reviewed the tax positions for the tax years still subject to tax audit under the statute of limitations, evaluated the implications of FIN 48, and determined that there is no impact to the Fund’s financial statements at this time.

(D)    Security Transactions:    Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premium and accretion of discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(E)    Representations and Indemnifications:    In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Capital Share Transactions

Transactions in capital stock were as follows:

	Year Ended February 29, 2008	Year Ended February 28, 2007
Shares sold	107,081	213,756
Shares issued to shareholders in reinvestment of distributions	322,181	354,538
Shares repurchased	(1,133,001)	(1,328,645)
Net decrease	(703,739)	(760,351)
Dividends per share from net investment income	$0.3912	$0.3971
Dividends per share from net realized gains	$0.0590	$0.0870

3.	Purchases and Sales of Securities

Purchases and sales of municipal securities, excluding short-term securities, were as follows:

Year Ended February 29, 2008
Purchases:
Long-term obligations	$213,000,098
Maturities or Sales:
Long-term obligations	$227,257,411

The Value Line Tax Exempt Fund, Inc.

February 29, 2008

4.	Income Taxes (unaudited)

At February 29, 2008, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$90,000,795
Gross tax unrealized appreciation	$329,079
Gross tax unrealized depreciation	(7,478,888)
Net tax unrealized depreciation on investments	$(7,149,809)
Undistributed income on municipal bonds	$59,848
Capital loss carryforward, expires February 28, 2016	$(1,086,256)

During the year ended February 29, 2008, as permitted under federal income tax regulations, the Fund elected to defer $838,710 of post-October net capital losses to the next taxable year.

To the extent that current or future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to shareholders.

It is uncertain whether the Fund will be able to realize the benefits of the losses before they expire.

The tax composition of dividends to shareholders for the years ended February 29, 2008 and February 28, 2007 were as follows:

	2008	2007
Tax exempt income	$3,886,817	$4,217,363
Taxable ordinary income	303,560	27,531
Long-term capital gains	286,257	889,029
	$4,476,634	$5,133,923

5.	Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $508,765 was paid or payable to Value Line, Inc. (the “Adviser”) for the year ended February 29, 2008. This was computed at an annual rate of 0.50% of the Fund’s average daily net assets. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers of the Fund and pays their salaries and wages. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionally based upon the Funds’ respective net assets. The Fund bears all other costs and expenses of its organization and operation.

The Fund has a Service and Distribution Plan (the “Plan”). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the “Distributor”), for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. Fees amounting to $254,382, before fee waiver, were accrued under the Plan for the year ended February 29, 2008. Effective February 10, 2006, the Distributor voluntarily waived the Fund’s 12b-1 fee under the Plan. Effective July 1, 2007, the Distributor contractually agreed to continue to waive the 12b-1 fee under the plan for a one year period. For the year ended February 29, 2008, the fees waived amounted to $254,382. The Distributor has no right to recoup previously waived amounts.

For the year ended February 29, 2008, the Fund’s expenses were reduced by $34,970 under a custody credit arrangement with the custodian.

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements	February 29, 2008

Certain officers and directors of the Adviser and/or affiliated companies are also officers and directors of the Fund. At February 29, 2008, the Adviser and/or affiliated companies owned 67,194 shares of the Fund representing less than 1% of the outstanding shares. In addition, certain officers and directors of the Fund as a group owned 137,072 shares, representing 1.42% of the outstanding shares.

The Value Line Tax Exempt Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

	National Bond Portfolio
	Years Ended on Last Day of February,
	2008	2007	2006	2005	2004
Net asset value, beginning of year	$10.56	$10.56	$10.66	$11.03	$10.84
Income from investment operations:
Net investment income	0.39	0.40	0.37	0.37	0.38
Net gains or (losses) on securities (both realized and unrealized)	(1.21)	0.09	(0.04)	(0.26)	0.19
Total from investment operations	(0.82)	0.49	0.33	0.11	0.57
Less distributions:
Dividends from net investment income	(0.39)	(0.40)	(0.37)	(0.37)	(0.38)
Distributions from net realized gains	(0.06)	(0.09)	(0.06)	(0.11)	— (3)
Total distributions	(0.45)	(0.49)	(0.43)	(0.48)	(0.38)
Net asset value, end of year	$9.29	$10.56	$10.56	$10.66	$11.03
Total return	(8.03)%	4.73%	3.22%	1.14%	5.36%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$89,752	$109,503	$117,478	$126,479	$149,640
Ratio of expenses to average net assets(1)	0.93%	0.93%	0.97%	0.97%	0.94%
Ratio of expenses to average net assets(2)	0.65%	0.67%	0.95%	0.97%	0.94%
Ratio of net investment income to average net assets	3.83%	3.79%	3.51%	3.48%	3.50%
Portfolio turnover rate	213%	283%	149%	93%	166%

(1)	Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets, net of custody credits, but exclusive of the waiver of the service and distribution plan fees by the Distributor would have been 0.90%, 0.92%, 0.96%, 0.97%, and 0.94%, respectively, for the years ended February 29, 2008, February 28, 2007, February 28, 2006, February 28, 2005 and February 29, 2004.

(2)	Ratio reflects expenses net of the custody credit arrangement and net of the waiver of the service and distribution plan fees by the Distributor.

(3)	Represents $0.0005.

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders
of The Value Line Tax Exempt Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The National Bond Portfolio (constituting the portfolio of The Value Line Tax Exempt Fund, Inc., hereinafter referred to as the “Fund”) at February 29, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
April 28, 2008

The Value Line Tax Exempt Fund, Inc.

Federal Tax Notice (unaudited)

During the year ended February 29, 2008, the Fund paid dividends to shareholders of $0.3912 per share from net investment income. Substantially all of the Fund’s dividends from net investment income were exempt-interest dividends and are 100% free of Federal income tax. However, state and local taxes differ from state to state and a portion of the dividends may be subject to the individual Alternative Minimum Tax, so it is suggested that you consult your own tax adviser with respect to those taxes.

During the year ended February 29, 2008, the Fund paid $0.0590 per share of long-term capital gains to shareholders.

The Value Line Tax Exempt Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Jean Bernhard Buttner Age 73	Chairman of the Board of Directors and President	Since 1984
Chairman, President and Chief Executive Officer of Value Line, Inc. (the “Adviser”) and Value Line Publishing, Inc. Chairman and President of each of the 14 Value Line Funds and Value Line Securities, Inc. (the “Distributor”).
Value Line, Inc.
Non-Interested Directors
John W. Chandler 416 North Hemlock Lane Williamstown, MA 01267 Age 84	Director (Lead Independent Director since 2007)	Since 1991	Consultant, Academic Search Consultation Service, Inc. 1992–2004; Trustee Emeritus and Chairman (1993–1994) of the Board of Trustees of Duke University; President Emeritus, Williams College.	None
Frances T. Newton 4921 Buckingham Drive Charlotte, NC 28209 Age 66	Director	Since 2000	Retired; Customer Support Analyst, Duke Power Company until April 2007.	None
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 76	Director	Since 2000
Professor of History, Williams College, 1961–2002. Professor Emeritus since 2002; President Emeritus since 1994 and President, 1985–1994; Chairman (1993–1997) and Interim President (2002–2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 72	Director	Since 1997	Visiting Professor of Classics, Williams College, since 1999; President Emeritus, Skidmore College since 1999 and President, 1987–1998.	None

The Value Line Tax Exempt Fund, Inc.

Management of the Fund

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 68	Director	Since 1984	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 58	Director	Since 1996	Senior Financial Advisor, Veritable L.P. (investment adviser) since 2004; Senior Financial Advisor, Hawthorn 2001–2004.	None
Officers
David T. Henigson Age 50	Vice President, Secretary and Chief Compliance Officer	Since 1994
Director, Vice President and Chief Compliance Officer of the Adviser. Director, Vice President and Chief Compliance Officer
of the Distributor. Vice President, Secretary and Chief Compliance Officer of each of the 14 Value Line Funds.

Stephen R. Anastasio Age 48	Treasurer	Since 2005	Controller of the Adviser until 2003; Chief Financial Officer of the Adviser 2003–2005; Treasurer of the Adviser since 2005; Treasurer of each of the 14 Value Line Funds since 2005.
Howard A. Brecher Age 53	Assistant Treasurer, Assistant Secretary	Since 2005	Director, Vice President and Secretary of the Adviser. Director and Vice President of the Distributor.

*	Mrs. Buttner is an “interested person” as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s directors and is available, without charge, upon request by calling 1-800-243-2729.

The Value Line Tax Exempt Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

The Value Line Tax Exempt Fund, Inc.

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The Value Line Tax Exempt Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am – 5pm CST, Monday – Friday, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.

Item 2. Code of Ethics

(a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

(f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

(2) The Registrant’s Board has designated John W. Chandler, a member of the Registrant’s Audit Committee, as the Registrant’s Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an “audit committee financial expert” shall not make such person an "expert" for any purpose, including without limitation under Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a)Audit Fees 2008 $13,026

(b) Audit-Related fees – None.

(c) Tax Preparation Fees 2008 $7,500

(d) All Other Fees – None

(e) (1) Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee.

(e) (2) Not applicable.

(f) Not applicable.

(g) Aggregate Non-Audit Fees 2008 $2,350

(h) Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)

The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)	Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 99.COE

(b)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Jean B. Buttner
Jean B. Buttner, President

Date:	April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jean B. Buttner
Jean B. Buttner, President, Principal Executive Officer

By:	/s/ Stephen R. Anastasio
Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:	April 29, 2008